Spin-off (Tables)	12 Months Ended
Sep. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations results of operations
	Years Ended September 30,
	2015	2014	2013
Revenue	$41,800	129,162	112,120

Cost of operations	38,195	121,134	101,001
Operating profit	3,605	8,028	11,119
Interest expense	(33)	(102)	(19)
Income before income taxes	3,572	7,926	11,100
Provision for income taxes	1,393	3,091	4,329
Income from discontinued operations	$2,179	4,835	6,771

Discontinued operations balance sheet

9/30/14
Property and equipment, net	$42,174
Accounts receivable, net	7,119
Deferred costs	11,809
Other assets	32
Assets of discontinued operation	$61,134

Line of credit	$7,282
Accounts payable and accrued liabilities	11,489
Deferred compensation	717
Deferred income taxes	8,924
Liabilities of discontinued operation	$28,412